UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1.	Reports to Stockholders.

AZL® Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

Statement Regarding the Trust’s Liquidity Risk Management Program Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Balanced Index Strategy Fund	$1,000.00	$996.40	$0.45	0.09%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Balanced Index Strategy Fund	$1,000.00	$1,024.42	$0.45	0.09%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	49.7%

Domestic Equity Funds	37.8

International Equity Funds	12.5

Total Investment Securities	100.0

Net other assets (liabilities)	— †

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (37.8%):
1,512,717	AZL Mid Cap Index Fund, Class 2	$28,787,003
5,636,604	AZL S&P 500 Index Fund, Class 2	99,147,872
1,449,292	AZL Small Cap Stock Index Fund, Class 2	15,710,323

		143,645,198

Fixed Income Funds (49.7%):
15,887,793	AZL Enhanced Bond Index Fund	188,588,106

International Equity Funds (12.5%):
3,194,594	AZL International Index Fund, Class 2	47,503,614

Total Affiliated Investment Companies (Cost $289,579,300)		379,736,918

Total Investment Securities (Cost $289,579,300) — 100.0%		379,736,918
Net other assets (liabilities) — 0.0%†		59,472

Net Assets — 100.0%		$379,796,390

Percentages indicated are based on net assets as of June 30, 2020.

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

2

AZL Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliates, at cost	$289,579,300

Investments in affiliates, at value	$379,736,918
Interest and dividends receivable	13
Receivable for capital shares issued	105,684
Receivable for affiliated investments sold	154,289
Prepaid expenses	670

Total Assets	379,997,574

Liabilities:
Cash overdraft	154,289
Payable for capital shares redeemed	6,209
Manager fees payable	15,535
Administration fees payable	7,385
Custodian fees payable	607
Administrative and compliance services fees payable	655
Transfer agent fees payable	779
Trustee fees payable	3,890
Other accrued liabilities	11,835

Total Liabilities	201,184

Net Assets	$379,796,390

Net Assets Consist of:
Paid in capital	$259,479,593
Total distributable earnings	120,316,797

Net Assets	$379,796,390

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,160,598
Net Asset Value (offering and redemption price per share)	$16.40

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends from non-affiliates	$132

Total Investment Income	132

Expenses:
Manager fees	93,018
Administration fees	32,452
Custodian fees	1,779
Administrative and compliance services fees	3,250
Transfer agent fees	2,495
Trustee fees	10,335
Professional fees	8,624
Shareholder reports	7,415
Other expenses	2,186

Total expenses	161,554

Net Investment Income/(Loss)	(161,422)

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on affiliated underlying funds	10,450,817
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(12,383,850)

Net realized and Change in net unrealized gains/losses on investments	(1,933,033)

Change in Net Assets Resulting From Operations	$(2,094,455)

See accompanying notes to the financial statements.

3

AZL Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(161,422)	$7,423,891
Net realized gains/(losses) on investments	10,450,817	13,949,206
Change in unrealized appreciation/depreciation on investments	(12,383,850)	41,704,814

Change in net assets resulting from operations	(2,094,455)	63,077,911

Distributions to Shareholders:
Distributions	—	(22,295,760)

Change in net assets resulting from distributions to shareholders	—	(22,295,760)

Capital Transactions:
Proceeds from shares issued	8,670,220	8,205,982
Proceeds from dividends reinvested	—	22,295,760
Value of shares redeemed	(24,181,735)	(60,070,127)

Change in net assets resulting from capital transactions	(15,511,515)	(29,568,385)

Change in net assets	(17,605,970)	11,213,766
Net Assets:
Beginning of period	397,402,360	386,188,594

End of period	$379,796,390	$397,402,360

Share Transactions:
Shares issued	551,703	508,792
Dividends reinvested	—	1,421,017
Shares redeemed	(1,535,366)	(3,724,340)

Change in shares	(983,663)	(1,794,531)

See accompanying notes to the financial statements.

4

AZL Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$16.46		$14.89	$16.34	$15.75	$15.44	$15.91

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.30 (a)	0.31	0.15	0.30	0.34
Net Realized and Unrealized Gains/(Losses) on Investments	(0.05)		2.22	(0.99)	1.62	0.73	(0.34)

Total from Investment Activities	(0.06)		2.52	(0.68)	1.77	1.03	— (b)

Distributions to Shareholders From:
Net Investment Income	—		(0.38)	(0.16)	(0.38)	(0.43)	(0.17)
Net Realized Gains	—		(0.57)	(0.61)	(0.80)	(0.29)	(0.30)

Total Dividends	—		(0.95)	(0.77)	(1.18)	(0.72)	(0.47)

Net Asset Value, End of Period	$16.40		$16.46	$14.89	$16.34	$15.75	$15.44

Total Return(c)	(0.36	)%(d)	17.24%	(4.36)%	11.50%	6.75%	0.01%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$379,796		$397,402	$386,189	$448,381	$438,300	$432,536
Net Investment Income/(Loss)(e)	(0.09)%		1.87%	1.82%	0.78%	1.83%	2.14%
Expenses Before Reductions*(e)(f)	0.09%		0.09%	0.08%	0.08%	0.08%	0.08%
Expenses Net of Reductions*(e)	0.09%		0.09%	0.08%	0.08%	0.08%	0.08%
Portfolio Turnover Rate	14	%(d)	5%	5%	6%	12%	11%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

6

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Balanced Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2020, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2020 is as follows:

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$196,849,569	$19,740,835	$(38,779,430)	$2,268,776	$8,508,356	$188,588,106	15,887,793	$—	$—
AZL International Index Fund, Class 2	50,217,390	7,715,383	(5,592,828)	314,672	(5,151,003)	47,503,614	3,194,594	—	—
AZL Mid Cap Index Fund, Class 2	30,252,069	6,059,065	(4,505,762)	373,540	(3,391,909)	28,787,003	1,512,717	—	—
AZL S&P 500 Index Fund, Class 2	104,024,862	13,753,906	(16,251,339)	8,122,850	(10,502,407)	99,147,872	5,636,604	—	—
AZL Small Cap Stock Index Fund, Class 2	16,208,268	3,615,653	(1,637,690)	(629,021)	(1,846,887)	15,710,323	1,449,292	—	—

	$397,552,158	$50,884,842	$(66,767,049)	$10,450,817	$(12,383,850)	$379,736,918	27,681,000	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $2,109 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$379,736,918	$—	$—	$379,736,918

Total Investments	$379,736,918	$—	$—	$379,736,918

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Balanced Index Strategy Fund	$50,884,842	$66,767,047

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended June 30, 2020, the Fund did not directly invest in derivatives.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $296,367,198. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$101,184,960
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$101,184,960

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Balanced Index Strategy Fund	$8,970,236	$13,325,524	$22,295,760

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

8

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Balanced Index Strategy Fund	$7,606,113	$13,620,179	$—	$101,184,960	$122,411,252

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

Statement Regarding the Trust’s Liquidity Risk Management Program Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the 0 (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL DFA Multi-Strategy Fund	$1,000.00	$952.60	$0.39	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL DFA Multi-Strategy Fund	$1,000.00	$1,024.47	$0.40	0.08%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	48.6%

Fixed Income Funds	39.4

International Equity Funds	12.0

Total Investment Securities	100.0

Net other assets (liabilities)	— †

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (48.6%):
26,506,975	AZL DFA U.S. Core Equity Fund	$334,518,029
9,352,986	AZL DFA U.S. Small Cap Fund	89,882,199

		424,400,228

Fixed Income Funds (39.4%):
34,896,380	AZL DFA Five-Year Global Fixed Income Fund	344,078,304

International Equity Funds (12.0%):
11,534,127	AZL DFA International Core Equity Fund	104,845,213

Total Affiliated Investment Companies (Cost $818,833,651)		873,323,745

Total Investment Securities (Cost $818,833,651) — 100.0%		873,323,745
Net other assets (liabilities) — (0.0†)%		(216,358)

Net Assets — 100.0%		$873,107,387

Percentages indicated are based on net assets as of June 30, 2020.

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

2

AZL DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliates, at cost	$818,833,651

Investments in affiliates, at value	$873,323,745
Receivable for affiliated investments sold	129,201
Prepaid expenses	1,705

Total Assets	873,454,651

Liabilities:
Cash overdraft	129,201
Payable for capital shares redeemed	131,122
Manager fees payable	36,099
Administration fees payable	7,316
Custodian fees payable	1,561
Administrative and compliance services fees payable	1,584
Transfer agent fees payable	877
Trustee fees payable	9,619
Other accrued liabilities	29,885

Total Liabilities	347,264

Net Assets	$873,107,387

Net Assets Consist of:
Paid in capital	$736,224,710
Total distributable earnings	136,882,677

Net Assets	$873,107,387

Shares of beneficial interest (unlimited number of shares authorized, no par value)	63,801,914
Net Asset Value (offering and redemption price per share)	$13.68

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Total Investment Income	$—

Expenses:
Manager fees	219,759
Administration fees	32,351
Custodian fees	4,296
Administrative and compliance services fees	7,852
Transfer agent fees	2,666
Trustee fees	24,967
Professional fees	20,636
Shareholder reports	17,530
Other expenses	5,576

Total expenses	335,633

Net Investment Income/(Loss)	(335,633)

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on affiliated underlying funds	5,954,123
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(52,700,071)

Net realized and Change in net unrealized gains/losses on investments	(46,745,948)

Change in Net Assets Resulting From Operations	$(47,081,581)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

3

AZL DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$(335,633)	$27,275,132
Net realized gains/(losses) on investments	5,954,123	49,843,489
Change in unrealized appreciation/depreciation on investments	(52,700,071)	75,033,441

Change in net assets resulting from operations	(47,081,581)	152,152,062

Distributions to Shareholders:
Distributions	—	(49,373,639)

Change in net assets resulting from distributions to shareholders	—	(49,373,639)

Capital Transactions:
Proceeds from shares issued	1,758,200	1,926,260
Proceeds from dividends reinvested	—	49,373,639
Value of shares redeemed	(64,846,476)	(142,934,643)

Change in net assets resulting from capital transactions	(63,088,276)	(91,634,744)

Change in net assets	(110,169,857)	11,143,679
Net Assets:
Beginning of period	983,277,244	972,133,565

End of period	$873,107,387	$983,277,244

Share Transactions:
Shares issued	140,103	139,166
Dividends reinvested	—	3,662,733
Shares redeemed	(4,831,086)	(10,161,420)

Change in shares	(4,690,983)	(6,359,521)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$14.36		$12.99	$14.19	$12.69	$18.08	$18.71

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.38 (a)	0.15	0.15	0.10	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	(0.67)		1.73	(0.97)	1.46	1.32	(0.14)

Total from Investment Activities	(0.68)		2.11	(0.82)	1.61	1.42	(0.13)

Distributions to Shareholders From:
Net Investment Income	—		(0.16)	(0.17)	(0.11)	—	(0.24)
Net Realized Gains	—		(0.58)	(0.21)	—	(6.81)	(0.26)

Total Dividends	—		(0.74)	(0.38)	(0.11)	(6.81)	(0.50)

Net Asset Value, End of Period	$13.68		$14.36	$12.99	$14.19	$12.69	$18.08

Total Return(b)	(4.74	)%(c)	16.57%	(5.91)%	12.69%	9.32%	(0.67)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$873,107		$983,277	$972,134	$1,204,197	$1,194,169	$1,257,794
Net Investment Income/(Loss)(d)	(0.08)%		2.74%	0.84%	1.02%	0.75%	(0.07)%
Expenses Before Reductions*(d)(e)	0.08%		0.07%	0.07%	0.07%	0.07%	0.07%
Expenses Net of Reductions*(d)	0.08%		0.07%	0.07%	0.07%	0.07%	0.07%
Portfolio Turnover Rate	12	%(c)	6%	7%	2%	2%	114	%(f)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Effective April 27, 2015, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2015 as compared to prior years.

See accompanying notes to the financial statements.

5

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

6

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL DFA Multi-Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2020, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2020 is as follows:

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL DFA Five-Year Global Fixed Income Fund	$382,593,259	$39,463,651	$(79,685,478)	$(1,103,546)	$2,810,418	$344,078,304	34,896,380	$—	$—
AZL DFA International Core Equity Fund	121,559,005	13,188,307	(14,926,880)	(1,914,679)	(13,060,540)	104,845,213	11,534,127	—	—
AZL DFA U.S. Core Equity Fund	378,094,216	36,649,786	(59,646,235)	10,475,204	(31,054,942)	334,518,029	26,506,975	—	—
AZL DFA U.S. Small Cap Fund	101,886,226	15,016,330	(14,122,494)	(1,502,856)	(11,395,007)	89,882,199	9,352,986	—	—

	$984,132,706	$104,318,074	$(168,381,087)	$5,954,123	$(52,700,071)	$873,323,745	82,290,468	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $5,021 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

7

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1— quoted prices in active markets for identical assets
●	Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$873,323,745	$—	$—	$873,323,745

Total Investments	$873,323,745	$—	$—	$873,323,745

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA Multi-Strategy Fund	$104,318,073	$168,381,086

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $877,449,600. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$113,205,186
Unrealized (depreciation)	(6,522,080)

Net unrealized appreciation/(depreciation)	$106,683,106

8

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA Multi-Strategy Fund	$10,447,529	$38,926,110	$49,373,639

(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA Multi-Strategy Fund	$27,763,344	$49,517,808	$—	$106,683,106	$183,964,258

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. As of June 30, 2020, the Fund had a controlling interest in excess of 50% in the AZL DFA Five-Year Global Fixed Income Fund, AZL DFA U.S. Core Equity Fund, and AZL DFA U.S. Small Cap Fund, which are affiliated with the Manager. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® MVP Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

Statement Regarding the Trust’s Liquidity Risk Management Program Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP Balanced Index Strategy Fund	$1,000.00	$947.50	$0.68	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,024.17	$0.70	0.14%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	47.5%

Domestic Equity Funds	34.9

International Equity Funds	12.4

Total Investment Securities	94.8

Net other assets (liabilities)	5.2

Net Assets	100.0%

1

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.8%):
Domestic Equity Funds (34.9%):
1,155,841	AZL Mid Cap Index Fund, Class 2	$21,995,647
3,976,377	AZL S&P 500 Index Fund, Class 2	69,944,473
1,107,436	AZL Small Cap Stock Index Fund, Class 2	12,004,609

		103,944,729

Fixed Income Funds (47.5%):
11,916,087	AZL Enhanced Bond Index Fund	141,443,948

International Equity Funds (12.4%):
2,488,053	AZL International Index Fund, Class 2	36,997,351

Total Affiliated Investment Companies (Cost $243,494,929)		282,386,028

Total Investment Securities (Cost $243,494,929) — 94.8%		282,386,028
Net other assets (liabilities) — 5.2%		15,540,758

Net Assets — 100.0%		$297,926,786

Percentages indicated are based on net assets as of June 30, 2020.

See accompanying notes to the financial statements.

2

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Futures Contracts

Cash of $15,586,549 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	299	$(46,198,490)	$1,055,932

				$1,055,932

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/20	58	$8,071,969	$27,254

				$27,254

Total Net Futures Contracts				$1,083,186

See accompanying notes to the financial statements.

3

AZL MVP Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliates, at cost	$243,494,929

Investments in affiliates, at value	$282,386,028
Cash	4,611
Segregated cash for collateral for futures contracts	15,586,549
Interest and dividends receivable	1,376
Receivable for capital shares issued	17,766
Prepaid expenses	568

Total Assets	297,996,898

Liabilities:
Payable for affiliated investments purchased	4,611
Payable for variation margin on futures contracts	19,344
Manager fees payable	24,457
Administration fees payable	6,616
Custodian fees payable	716
Administrative and compliance services fees payable	507
Transfer agent fees payable	801
Trustee fees payable	3,118
Other accrued liabilities	9,942

Total Liabilities	70,112

Net Assets	$297,926,786

Net Assets Consist of:
Paid in capital	$259,669,280
Total distributable earnings	38,257,506

Net Assets	$297,926,786

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,618,673
Net Asset Value (offering and redemption price per share)	$13.17

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Interest	$47,950
Dividends from non-affiliates	133

Total Investment Income	48,083

Expenses:
Manager fees	152,663
Administration fees	30,793
Custodian fees	2,122
Administrative and compliance services fees	2,737
Transfer agent fees	2,592
Trustee fees	8,660
Professional fees	7,202
Shareholder reports	6,585
Other expenses	1,805

Total expenses	215,159

Net Investment Income/(Loss)	(167,076)

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on affiliated underlying funds	1,588,365
Net realized gains/(losses) on futures contracts	(14,395,213)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(5,794,168)
Change in net unrealized appreciation/depreciation on futures contracts	934,614

Net realized and Change in net unrealized gains/losses on investments	(17,666,402)

Change in Net Assets Resulting From Operations	$(17,833,478)

See accompanying notes to the financial statements.

4

AZL MVP Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(167,076)	$5,922,305
Net realized gains/(losses) on investments	(12,806,848)	8,272,394
Change in unrealized appreciation/depreciation on investments	(4,859,554)	35,546,107

Change in net assets resulting from operations	(17,833,478)	49,740,806

Distributions to Shareholders:
Distributions	—	(12,489,733)

Change in net assets resulting from distributions to shareholders	—	(12,489,733)

Capital Transactions:
Proceeds from shares issued	6,598,543	18,443,274
Proceeds from dividends reinvested	—	12,489,733
Value of shares redeemed	(22,354,733)	(38,601,482)

Change in net assets resulting from capital transactions	(15,756,190)	(7,668,475)

Change in net assets	(33,589,668)	29,582,598
Net Assets:
Beginning of period	331,516,454	301,933,856

End of period	$297,926,786	$331,516,454

Share Transactions:
Shares issued	496,306	1,365,980
Dividends reinvested	—	942,621
Shares redeemed	(1,725,283)	(2,864,543)

Change in shares	(1,228,977)	(555,942)

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

5

AZL MVP Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$13.90		$12.37	$13.38	$12.74	$12.30	$12.56

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.25 (a)	0.24	0.11	0.17	0.22
Net Realized and Unrealized Gains/(Losses) on Investments	(0.72)		1.82	(0.82)	1.32	0.64	(0.25)

Total from Investment Activities	(0.73)		2.07	(0.58)	1.43	0.81	(0.03)

Distributions to Shareholders From:
Net Investment Income	—		(0.29)	(0.11)	(0.26)	(0.28)	(0.10)
Net Realized Gains	—		(0.25)	(0.32)	(0.53)	(0.09)	(0.13)

Total Dividends	—		(0.54)	(0.43)	(0.79)	(0.37)	(0.23)

Net Asset Value, End of Period	$13.17		$13.90	$12.37	$13.38	$12.74	$12.30

Total Return(b)	(5.25	)%(c)	16.92%	(4.44)%	11.40%	6.61%	(0.22)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$297,927		$331,516	$301,934	$322,231	$312,745	$255,129
Net Investment Income/(Loss)(d)	(0.11)%		1.84%	1.79%	0.72%	1.69%	2.08%
Expenses Before Reductions*(d)(e)	0.14%		0.14%	0.13%	0.13%	0.14%	0.14%
Expenses Net of Reductions*(d)	0.14%		0.14%	0.13%	0.13%	0.14%	0.14%
Portfolio Turnover Rate	9	%(c)	9%	7%	9%	11%	5%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

6

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

7

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2020, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2020, the monthly average notional amount for long contracts was $11.6 million, the monthly average notional amount for short contracts was $47.7 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$1,055,932	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	27,254	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(14,945,624)	$838,544

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	550,411	96,070

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Balanced Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

8

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2020, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2020 is as follows:

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$154,927,261	$7,046,793	$(28,787,157)	$1,050,064	$7,206,987	$141,443,948	11,916,087	$—	$—
AZL International Index Fund, Class 2	42,130,469	4,719,778	(5,289,116)	(488,789)	(4,074,991)	36,997,351	2,488,053	—	—
AZL Mid Cap Index Fund, Class 2	25,477,192	3,780,582	(4,417,160)	(647,065)	(2,197,902)	21,995,647	1,155,841	—	—
AZL S&P 500 Index Fund, Class 2	78,662,058	8,883,781	(14,729,127)	2,096,502	(4,968,741)	69,944,473	3,976,377	—	—
AZL Small Cap Stock Index Fund, Class 2	13,818,155	2,070,914	(1,702,592)	(422,347)	(1,759,521)	12,004,609	1,107,436	—	—

	$315,015,135	$26,501,848	$(54,925,152)	$1,588,365	$(5,794,168)	$282,386,028	20,643,794	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $1,751 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

9

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$282,386,028	$—	$—	$282,386,028

Total Investment Securities	282,386,028	—	—	282,386,028

Other Financial Instruments:*
Futures Contracts	1,083,186	—	—	1,083,186

Total Investments	$283,469,214	$—	$—	$283,469,214

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Balanced Index Strategy Fund	$26,501,848	$54,925,154

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $273,201,526. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$41,813,609
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$41,813,609

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Balanced Index Strategy Fund	$7,504,381	$4,985,352	$12,489,733

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

10

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Balanced Index Strategy Fund	$7,804,852	$6,551,668	$—	$41,813,609	$56,170,129

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® MVP DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP DFA Multi-Strategy Fund	$1,000.00	$907.70	$0.71	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,024.12	$0.75	0.15%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets

Domestic Equity Funds	44.5%

Fixed Income Funds	36.3

International Equity Funds	12.1

Total Investment Securities	92.9

Net other assets (liabilities)	7.1

Net Assets	100.0%

1

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (92.9%):
Domestic Equity Funds (44.5%):
2,376,628	AZL DFA U.S. Core Equity Fund	$29,993,044
904,989	AZL DFA U.S. Small Cap Fund	8,696,940

		38,689,984

Fixed Income Funds (36.3%):
3,196,299	AZL DFA Five-Year Global Fixed Income Fund	31,515,512

International Equity Funds (12.1%):
1,158,512	AZL DFA International Core Equity Fund	10,530,871

Total Affiliated Investment Companies (Cost $75,725,306)		80,736,367

Total Investment Securities (Cost $75,725,306) — 92.9%		80,736,367
Net other assets (liabilities) — 7.1%		6,144,761

Net Assets — 100.0%		$86,881,128

Percentages indicated are based on net assets as of June 30, 2020.

Futures Contracts

Cash of $6,175,979 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	158	$(24,412,580)	$630,177

				$630,177

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/20	18	$2,505,094	$10,274

				$10,274

Total Net Futures Contracts				$640,451

See accompanying notes to the financial statements.

2

AZL MVP DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliates, at cost	$75,725,306

Investments in affiliates, at value	$80,736,367
Cash	1,491
Segregated cash for collateral for futures contracts	6,175,979
Interest and dividends receivable	529
Prepaid expenses	167

Total Assets	86,914,533

Liabilities:
Payable for affiliated investments purchased	1,491
Payable for capital shares redeemed	8,316
Payable for variation margin on futures contracts	10,769
Manager fees payable	2,786
Administration fees payable	5,574
Custodian fees payable	347
Administrative and compliance services fees payable	131
Transfer agent fees payable	678
Trustee fees payable	788
Other accrued liabilities	2,525

Total Liabilities	33,405

Net Assets	$86,881,128

Net Assets Consist of:
Paid in capital	$82,166,718
Total distributable earnings	4,714,410

Net Assets	$86,881,128

Shares of beneficial interest (unlimited number of shares authorized, no par value)	7,958,982
Net Asset Value (offering and redemption price per share)	$10.92

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Interest	$13,946
Dividends from non-affiliates	94

Total Investment Income	14,040

Expenses:
Manager fees	87,956
Administration fees	30,460
Custodian fees	1,216
Administrative and compliance services fees	805
Transfer agent fees	2,582
Trustee fees	2,562
Professional fees	2,130
Shareholder reports	2,005
Other expenses	569

Total expenses before reductions	130,285
Less expenses voluntarily waived/reimbursed by the Manager	(43,977)
Less expense contractually waived/reimbursed by the Manager	(20,341)

Net expenses	65,967

Net Investment Income/(Loss)	(51,927)

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on affiliated underlying funds	(1,334,973)
Net realized gains/(losses) on futures contracts	(4,876,400)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(3,179,571)
Change in net unrealized appreciation/depreciation on futures contracts	580,928

Net realized and Change in net unrealized gains/losses on investments	(8,810,016)

Change in Net Assets Resulting From Operations	$(8,861,943)

See accompanying notes to the financial statements.

3

AZL MVP DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(51,927)	$2,534,018
Net realized gains/(losses) on investments	(6,211,373)	2,966,132
Change in unrealized appreciation/depreciation on investments	(2,598,643)	8,112,138

Change in net assets resulting from operations	(8,861,943)	13,612,288

Distributions to Shareholders:
Distributions	—	(2,271,722)

Change in net assets resulting from distributions to shareholders	—	(2,271,722)

Capital Transactions:
Proceeds from shares issued	3,723,542	6,142,438
Proceeds from dividends reinvested	—	2,271,723
Value of shares redeemed	(3,939,512)	(10,396,269)

Change in net assets resulting from capital transactions	(215,970)	(1,982,108)

Change in net assets	(9,077,913)	9,358,458
Net Assets:
Beginning of period	95,959,041	86,600,583

End of period	$86,881,128	$95,959,041

Share Transactions:
Shares issued	342,234	538,178
Dividends reinvested	—	200,682
Shares redeemed	(357,167)	(896,500)

Change in shares	(14,933)	(157,640)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	April 24, 2015 to December 31, 2015(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.03		$10.65	$11.60	$10.36	$9.50	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.31 (b)	0.08	0.09	0.05	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	(1.10)		1.36	(0.79)	1.21	0.81	(0.49)

Total from Investment Activities	(1.11)		1.67	(0.71)	1.30	0.86	(0.50)

Distributions to Shareholders From:
Net Investment Income	—		(0.11)	(0.08)	(0.05)	—	—
Net Realized Gains	—		(0.18)	(0.16)	(0.01)	—	—

Total Dividends	—		(0.29)	(0.24)	(0.06)	—	—

Net Asset Value, End of Period	$10.92		$12.03	$10.65	$11.60	$10.36	$9.50

Total Return(c)	(9.23	)%(d)	15.81%	(6.22)%	12.55%	9.05%	(5.00	)%(d)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$86,881		$95,959	$86,601	$77,757	$53,326	$26,087
Net Investment Income/(Loss)(e)	(0.12)%		2.71%	0.91%	0.96%	0.71%	(0.14)%
Expenses Before Reductions*(e)(f)	0.30%		0.29%	0.29%	0.30%	0.36%	0.52%
Expenses Net of Reductions*(e)	0.15%		0.15%	0.15%	0.15%	0.15%	0.14%
Portfolio Turnover Rate	11	%(d)	10%	16%	15%	15%	2	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	For the period April 27, 2015 (commencement of share class) to December 31, 2015.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

6

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2020, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2020, the monthly average notional amount for long contracts was $2.3 million, the monthly average notional amount for short contracts was $18.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$630,177	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	10,274	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/ (Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(4,998,234)	$557,714

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	121,834	23,214

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MVP DFA Multi-Strategy Fund	0.20%	0.15%

*	The Manager voluntarily reduced the management fee to 0.10% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

7

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

At June 30, 2020, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2020	Expires 12/31/2021	Expires 12/31/2022	Expires 12/31/2023	Total

AZL MVP DFA Multi-Strategy Fund	$30,855	$32,488	$34,113	$20,341	$117,797

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2020, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2020 is as follows:

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA Five-Year Global Fixed Income Fund	$36,123,575	$1,454,015	$(6,214,655)	$(113,906)	$266,483	$31,515,512	3,196,299	$—	$—
AZL DFA International Core Equity Fund	11,692,720	1,518,409	(1,176,980)	(255,609)	(1,247,669)	10,530,871	1,158,512	—	—
AZL DFA U.S. Core Equity Fund	33,800,127	4,354,938	(6,247,166)	(471,928)	(1,442,927)	29,993,044	2,376,628	—	—
AZL DFA U.S. Small Cap Fund	9,717,203	1,643,709	(1,414,984)	(493,530)	(755,458)	8,696,940	904,989	—	—

	$91,333,625	$8,971,071	$(15,053,785)	$(1,334,973)	$(3,179,571)	$80,736,367	7,636,428	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $502 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$80,736,367	$—	$—	$80,736,367

Total Investment Securities	80,736,367	—	—	80,736,367

Other Financial Instruments:*
Futures Contracts	640,451	—	—	640,451

Total Investments	$81,376,818	$—	$—	$81,376,818

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP DFA Multi-Strategy Fund	$8,971,073	$15,053,789

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $83,600,037. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$8,305,147
Unrealized (depreciation)	(571,559)

Net unrealized appreciation/(depreciation)	$7,733,588

9

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP DFA Multi-Strategy Fund	$874,736	$1,396,986	$2,271,722

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP DFA Multi-Strategy Fund	$2,866,504	$3,417,854	$—	$7,733,588	$14,017,946

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® MVP FIAM Multi-Strategy Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP FIAM Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP FIAM Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP FIAM Multi-Strategy Fund	$1,000.00	$979.20	$0.74	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP FIAM Multi-Strategy Fund	$1,000.00	$1,024.12	$0.75	0.15%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Balanced Funds	95.4%

Total Investment Securities	95.4

Net other assets (liabilities)	4.6

Net Assets	100.0%

1

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.4%):
Balanced Funds (95.4%):
16,824,878	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$230,837,331

Total Affiliated Investment Companies (Cost $209,599,513)		230,837,331

Total Investment Securities (Cost $209,599,513) — 95.4%		230,837,331
Net other assets (liabilities) — 4.6%		11,101,125

Net Assets — 100.0%		$241,938,456

Percentages indicated are based on net assets as of June 30, 2020.

Futures Contracts

Cash of $11,188,238 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	172	$(26,575,720)	$197,296

				$197,296

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/20	48	$6,680,250	$24,174

				$24,174

Total Net Futures Contracts				$221,470

See accompanying notes to the financial statements.

2

AZL MVP FIAM Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliates, at cost	$209,599,513

Investments in affiliates, at value	$230,837,331
Cash	256,327
Segregated cash for collateral for futures contracts	11,188,238
Interest and dividends receivable	995
Prepaid expenses	596

Total Assets	242,283,487

Liabilities:
Payable for affiliated investments purchased	256,327
Payable for capital shares redeemed	43,502
Payable for variation margin on futures contracts	6,179
Manager fees payable	19,359
Administration fees payable	6,306
Custodian fees payable	589
Administrative and compliance services fees payable	400
Transfer agent fees payable	764
Trustee fees payable	2,452
Other accrued liabilities	9,153

Total Liabilities	345,031

Net Assets	$241,938,456

Net Assets Consist of:
Paid in capital	$231,560,187
Total distributable earnings	10,378,269

Net Assets	$241,938,456

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,809,604
Net Asset Value (offering and redemption price per share)	$12.21

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Interest	$38,367
Dividends from non-affiliates	58

Total Investment Income	38,425

Expenses:
Manager fees	124,224
Administration fees	30,272
Custodian fees	1,805
Administrative and compliance services fees	2,201
Transfer agent fees	2,550
Trustee fees	6,957
Professional fees	5,804
Shareholder reports	5,767
Other expenses	1,577

Total expenses	181,157

Net Investment Income/(Loss)	(142,732)

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on affiliated underlying funds	(1,157,459)
Net realized gains/(losses) on futures contracts	(8,991,238)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	4,327,054
Change in net unrealized appreciation/depreciation on futures contracts	149,054

Net realized and Change in net unrealized gains/losses on investments	(5,672,589)

Change in Net Assets Resulting From Operations	$(5,815,321)

See accompanying notes to the financial statements.

3

AZL MVP FIAM Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(142,732)	$5,800,268
Net realized gains/(losses) on investments	(10,148,697)	8,867,151
Change in unrealized appreciation/depreciation on investments	4,476,108	24,098,066

Change in net assets resulting from operations	(5,815,321)	38,765,485

Distributions to Shareholders:
Distributions	—	(10,251,946)

Change in net assets resulting from distributions to shareholders	—	(10,251,946)

Capital Transactions:
Proceeds from shares issued	2,933,528	5,726,042
Proceeds from dividends reinvested	—	10,251,946
Value of shares redeemed	(20,542,587)	(25,065,091)

Change in net assets resulting from capital transactions	(17,609,059)	(9,087,103)

Change in net assets	(23,424,380)	19,426,436
Net Assets:
Beginning of period	265,362,836	245,936,400

End of period	$241,938,456	$265,362,836

Share Transactions:
Shares issued	236,166	473,992
Dividends reinvested	—	860,062
Shares redeemed	(1,711,784)	(2,070,600)

Change in shares	(1,475,618)	(736,546)

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP FIAM Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$12.47		$11.17	$11.81	$10.79	$11.33	$12.49

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.27 (a)	0.28	— (b)	0.15	0.43
Net Realized and Unrealized Gains/(Losses) on Investments	(0.25)		1.52	(0.52)	1.17	(0.07)	(1.20)

Total from Investment Activities	(0.26)		1.79	(0.24)	1.17	0.08	(0.77)

Distributions to Shareholders From:
Net Investment Income	—		(0.49)	(0.40)	(0.15)	(0.45)	(0.18)
Net Realized Gains	—		—	—	—	(0.17)	(0.21)

Total Dividends	—		(0.49)	(0.40)	(0.15)	(0.62)	(0.39)

Net Asset Value, End of Period	$12.21		$12.47	$11.17	$11.81	$10.79	$11.33

Total Return(c)	(2.08	)%(d)	16.25%	(2.14)%	10.93%	0.82%	(6.21)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$241,938		$265,363	$245,936	$274,843	$287,156	$307,668
Net Investment Income/(Loss)(e)	(0.11)%		2.24%	2.12%	(0.09)%	1.25%	3.85%
Expenses Before Reductions*(e)(f)	0.15%		0.14%	0.14%	0.13%	0.13%	0.15%
Expenses Net of Reductions*(e)	0.15%		0.14%	0.14%	0.13%	0.13%	0.15%
Portfolio Turnover Rate	1	%(d)	7%	7%	4%	4%	4%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP FIAM Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

6

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2020, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2020, the monthly average notional amount for long contracts was $9.9 million, the monthly average notional amount for short contracts was $34.5 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$197,296	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	24,174	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(9,515,293)	$60,896

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	524,055	88,158

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP FIAM Multi-Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

7

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2020, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2020 is as follows:

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL FIAM Multi-Strategy Fund	$252,177,078	$1,784,464	$(26,293,806)	$(1,157,459)	$4,327,054	$230,837,331	16,824,878	$—	$—

	$252,177,078	$1,784,464	$(26,293,806)	$(1,157,459)	$4,327,054	$230,837,331	16,824,878	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $1,425 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2		Level 3	Total

Affiliated Investment Companies	$230,837,331	$		$—	$230,837,331

Total Investment Securities	230,837,331		—	—	230,837,331

Other Financial Instruments:*
Futures Contracts	221,470		—	—	221,470

Total Investments	$231,058,801		$—	$—	$231,058,801

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP FIAM Multi-Strategy Fund	$1,784,464	$26,293,806

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $238,312,819. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$13,864,259
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$13,864,259

As of the end of its tax year ended December 31, 2019, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

During the year ended December 31, 2019, the Fund utilized $8,477,151 in CLCFs to offset capital gains.

CLCF’s not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL MVP FIAM Multi-Strategy Fund	$4,375,900	$—	$4,375,900

9

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP FIAM Multi-Strategy Fund	$10,251,946	$—	$10,251,946

(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP FIAM Multi-Strategy Fund	$6,705,231	$—	$(4,375,900)	$13,864,259	$16,193,590

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® MVP Fusion Dynamic Balanced

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Dynamic Balanced Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Dynamic Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP Fusion Dynamic Balanced Fund	$1,000.00	$919.90	$1.10	0.23%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP Fusion Dynamic Balanced Fund	$1,000.00	$1,023.72	$1.16	0.23%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	47.5%

Domestic Equity Funds	32.1

International Equity Funds	15.1

Total Investment Securities	94.7

Net other assets (liabilities)	5.3

Net Assets	100.0%

1

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.7%):
Domestic Equity Funds (32.1%):
1,897,243	AZL DFA U.S. Core Equity Fund	$23,943,212
1,256,758	AZL DFA U.S. Small Cap Fund	12,077,442
1,240,707	AZL Gateway Fund	16,662,696
1,609,796	AZL Mid Cap Index Fund, Class 2	30,634,419
4,135,455	AZL Russell 1000 Growth Index Fund, Class 2	72,742,651
7,789,666	AZL Russell 1000 Value Index Fund, Class 2	85,218,947
1,108,986	AZL Small Cap Stock Index Fund, Class 2	12,021,403

		253,300,770

Fixed Income Funds (47.5%):
4,991,876	AZL Enhanced Bond Index Fund	59,253,573
7,240,105	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	79,279,153
7,122,617	AZL MetWest Total Return Bond Fund	79,559,631
3,676,426	PIMCO VIT Income Portfolio	38,308,362
3,744,690	PIMCO VIT Low Duration Portfolio	38,682,643

Shares		Fair Value
Affiliated Investment Companies, continued
Fixed Income Funds, continued
6,966,946	PIMCO VIT Total Return Portfolio	$79,632,198

		374,715,560

International Equity Funds (15.1%):
3,065,323	AZL DFA International Core Equity Fund	27,863,782
4,490,907	AZL International Index Fund, Class 2	66,779,794
3,488,727	AZL MSCI Emerging Markets Equity Index Fund, Class 2	24,595,529

		119,239,105

Total Affiliated Investment Companies (Cost $693,779,800)		747,255,435

Total Investment Securities (Cost $693,779,800) — 94.7%		747,255,435
Net other assets (liabilities) — 5.3%		41,679,927

Net Assets — 100.0%		$788,935,362

Percentages indicated are based on net assets as of June 30, 2020.

Futures Contracts

Cash of $41,974,976 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	794	$(122,680,940)	$2,793,479

				$2,793,479

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/20	156	$21,710,813	$77,802

				$77,802

Total Net Futures Contracts				$2,871,281

See accompanying notes to the financial statements.

2

AZL MVP Fusion Dynamic Balanced Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliates, at cost	$693,779,800

Investments in affiliates, at value	$747,255,435
Cash	13,906
Segregated cash for collateral for futures contracts	41,974,976
Interest and dividends receivable	237,219
Receivable for capital shares issued	1,977
Prepaid expenses	1,724

Total Assets	789,485,237

Liabilities:
Payable for affiliated investments purchased	247,245
Payable for capital shares redeemed	89,533
Payable for variation margin on futures contracts	37,679
Manager fees payable	129,725
Administration fees payable	6,988
Custodian fees payable	2,214
Administrative and compliance services fees payable	1,291
Transfer agent fees payable	845
Trustee fees payable	8,184
Other accrued liabilities	26,171

Total Liabilities	549,875

Net Assets	$788,935,362

Net Assets Consist of:
Paid in capital	$750,280,098
Total distributable earnings	38,655,264

Net Assets	$788,935,362

Shares of beneficial interest (unlimited number of shares authorized, no par value)	76,312,507
Net Asset Value (offering and redemption price per share)	$10.34

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends from affiliates	$2,545,661
Interest	131,340
Dividends from non-affiliates	1,179

Total Investment Income	2,678,180

Expenses:
Manager fees	821,422
Administration fees	31,712
Custodian fees	6,231
Administrative and compliance services fees	7,124
Transfer agent fees	2,625
Trustee fees	22,531
Professional fees	18,553
Shareholder reports	16,000
Other expenses	5,129

Total expenses	931,327

Net Investment Income/(Loss)	1,746,853

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on affiliated underlying funds	(14,708,030)
Net realized gains distributions from affiliated underlying funds	1,018,230
Net realized gains/(losses) on futures contracts	(47,575,867)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(15,242,520)
Change in net unrealized appreciation/depreciation on futures contracts	2,455,868

Net realized and Change in net unrealized gains/losses on investments	(74,052,319)

Change in Net Assets Resulting From Operations	$(72,305,466)

See accompanying notes to the financial statements.

3

AZL MVP Fusion Dynamic Balanced Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,746,853	$18,411,057
Net realized gains/(losses) on investments	(61,265,667)	26,582,490
Change in unrealized appreciation/depreciation on investments	(12,786,652)	92,728,634

Change in net assets resulting from operations	(72,305,466)	137,722,181

Distributions to Shareholders:
Distributions	—	(64,799,704)

Change in net assets resulting from distributions to shareholders	—	(64,799,704)

Capital Transactions:
Proceeds from shares issued	6,541,142	8,302,232
Proceeds from dividends reinvested	—	64,799,703
Value of shares redeemed	(69,019,476)	(141,510,927)

Change in net assets resulting from capital transactions	(62,478,334)	(68,408,992)

Change in net assets	(134,783,800)	4,513,485
Net Assets:
Beginning of period	923,719,162	919,205,677

End of period	$788,935,362	$923,719,162

Share Transactions:
Shares issued	634,377	741,146
Dividends reinvested	—	6,056,047
Shares redeemed	(6,533,364)	(12,633,958)

Change in shares	(5,898,987)	(5,836,765)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Fusion Dynamic Balanced Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$11.24		$10.44	$11.91	$11.88	$12.15	$13.03

Investment Activities:
Net Investment Income/(Loss)	0.02	(a)	0.22 (a)	0.22	0.14	0.20	0.24
Net Realized and Unrealized Gains/(Losses) on Investments	(0.92)		1.38	(0.83)	1.27	0.44	(0.42)

Total from Investment Activities	(0.90)		1.60	(0.61)	1.41	0.64	(0.18)

Distributions to Shareholders From:
Net Investment Income	—		(0.29)	(0.15)	(0.22)	(0.29)	(0.17)
Net Realized Gains	—		(0.51)	(0.71)	(1.16)	(0.62)	(0.53)

Total Dividends	—		(0.80)	(0.86)	(1.38)	(0.91)	(0.70)

Net Asset Value, End of Period	$10.34		$11.24	$10.44	$11.91	$11.88	$12.15

Total Return(b)	(8.01	)%(c)	15.76%	(5.40)%	12.23%	5.40%	(1.27)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$788,935		$923,719	$919,206	$1,099,494	$1,102,124	$1,171,370
Net Investment Income/(Loss)(d)	0.43%		1.95%	1.74%	1.00%	1.48%	1.80%
Expenses Before Reductions*(d)(e)	0.23%		0.23%	0.22%	0.22%	0.22%	0.22%
Expenses Net of Reductions*(d)	0.23%		0.23%	0.22%	0.22%	0.22%	0.22%
Portfolio Turnover Rate	13	%(c)	12%	15%	17%	52%	11%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Dynamic Balanced Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

6

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2020, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2020, the monthly average notional amount for long contracts was $32.4 million, the monthly average notional amount for short contracts was $133.4 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$2,793,479	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	77,802	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(49,147,793)	$2,187,839

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	1,571,926	268,029

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Fusion Dynamic Balanced Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

7

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2020, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2020 is as follows:

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$32,503,268	$3,734,328	$(4,033,543)	$(261,337)	$(4,078,934)	$27,863,782	3,065,323	$—	$—
AZL DFA U.S. Core Equity Fund	27,746,863	2,223,502	(4,181,440)	609,830	(2,455,543)	23,943,212	1,897,243	—	—
AZL DFA U.S. Small Cap Fund	13,829,105	1,830,659	(1,754,582)	(76,736)	(1,751,004)	12,077,442	1,256,758	—	—
AZL Enhanced Bond Index Fund	69,240,091	2,869,388	(16,402,666)	777,834	2,768,926	59,253,573	4,991,876	—	—
AZL FIAM Total Bond Fund, Class 2	92,289,921	2,984,931	(19,148,052)	973,812	2,178,541	79,279,153	7,240,105	—	—
AZL Gateway Fund	18,476,933	2,047,070	(3,176,310)	(54,302)	(630,695)	16,662,696	1,240,707	—	—
AZL International Index Fund, Class 2	90,184,558	8,047,778	(20,434,411)	(1,710,775)	(9,307,356)	66,779,794	4,490,907	—	—
AZL MetWest Total Return Bond Fund	92,290,422	4,499,751	(21,919,219)	1,603,614	3,085,063	79,559,631	7,122,617	—	—
AZL Mid Cap Index Fund, Class 2	50,794,287	7,293,892	(20,377,723)	(7,150,336)	74,299	30,634,419	1,609,796	—	—
AZL MSCI Emerging Markets Equity Index Fund, Class 2	39,303,075	2,300,751	(11,875,601)	(1,495,822)	(3,636,874)	24,595,529	3,488,727	—	—
AZL Russell 1000 Growth Index Fund, Class 2	57,697,744	23,666,090	(15,040,269)	906,923	5,512,163	72,742,651	4,135,455	—	—
AZL Russell 1000 Value Index Fund, Class 2	85,557,963	28,671,493	(16,501,030)	(4,180,677)	(8,328,802)	85,218,947	7,789,666	—	—
AZL Small Cap Stock Index Fund, Class 2	23,050,878	3,260,554	(9,569,687)	(6,093,990)	1,373,648	12,021,403	1,108,986	—	—
PIMCO VIT Income Portfolio	46,342,785	1,355,254	(7,364,935)	145,156	(2,169,898)	38,308,362	3,676,426	1,234,253	121,003
PIMCO VIT Low Duration Portfolio	46,312,486	1,924,187	(10,019,001)	(44,109)	509,080	38,682,643	3,744,690	341,133	—
PIMCO VIT Total Return Portfolio	92,433,727	6,418,839	(22,178,119)	1,342,885	1,614,866	79,632,198	6,966,946	970,275	897,227

	$878,054,106	$103,128,467	$(203,976,588)	$(14,708,030)	$(15,242,520)	$747,255,435	63,826,228	$2,545,661	$1,018,230

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $4,761 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

8

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$747,255,435	$—	$—	$747,255,435

Total Investment Securities	747,255,435	—	—	747,255,435

Other Financial Instruments:*
Futures Contracts	2,871,281	—	—	2,871,281

Total Investments	$750,126,716	$—	$—	$750,126,716

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Fusion Dynamic Balanced Fund	$103,128,471	$203,976,590

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9

AZL MVP Fusion Dynamic Balanced Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $812,357,375. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$69,281,861
Unrealized (depreciation)	(3,585,130)

Net unrealized appreciation/(depreciation)	$65,696,731

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Dynamic Balanced Fund	$23,611,101	$41,188,603	$64,799,704

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Dynamic Balanced Fund	$21,984,454	$23,279,545	$—	$65,696,731	$110,960,730

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® MVP Fusion Dynamic Conservative Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Dynamic Conservative Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Dynamic Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP Fusion Dynamic Conservative Fund	$1,000.00	$954.80	$1.22	0.25%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP Fusion Dynamic Conservative Fund	$1,000.00	$1,023.62	$1.26	0.25%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	61.3%

Domestic Equity Funds	24.3

International Equity Funds	9.9

Total Investment Securities	95.5

Net other assets (liabilities)	4.5

Net Assets	100.0%

1

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.5%):
Domestic Equity Funds (24.3%):
300,315	AZL DFA U.S. Core Equity Fund	$3,789,981
269,933	AZL DFA U.S. Small Cap Fund	2,594,053
269,526	AZL Gateway Fund	3,619,730
387,101	AZL Mid Cap Index Fund, Class 2	7,366,537
917,736	AZL Russell 1000 Growth Index Fund, Class 2	16,142,982
1,803,990	AZL Russell 1000 Value Index Fund, Class 2	19,735,647
355,268	AZL Small Cap Stock Index Fund, Class 2	3,851,100

		57,100,030

Fixed Income Funds (61.3%):
1,903,374	AZL Enhanced Bond Index Fund	22,593,050
2,800,176	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	30,661,924
2,698,573	AZL MetWest Total Return Bond Fund	30,143,063
1,363,377	PIMCO VIT Income Portfolio	14,206,390

Shares		Fair Value
Affiliated Investment Companies, continued
Fixed Income Funds, continued
1,549,774	PIMCO VIT Low Duration Portfolio	$16,009,161
2,649,359	PIMCO VIT Total Return Portfolio	30,282,173

		143,895,761

International Equity Funds (9.9%):
676,999	AZL DFA International Core Equity Fund	6,153,917
885,578	AZL International Index Fund, Class 2	13,168,545
537,928	AZL MSCI Emerging Markets Equity Index Fund, Class 2	3,792,395

		23,114,857

Total Affiliated Investment Companies (Cost $209,131,797)		224,110,648

Total Investment Securities (Cost $209,131,797) — 95.5%		224,110,648
Net other assets (liabilities) — 4.5%		10,535,858

Net Assets — 100.0%		$234,646,506

Percentages indicated are based on net assets as of June 30, 2020.

Futures Contracts

Cash of $10,625,658 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	139	$(21,476,890)	$358,819

				$358,819

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/20	50	$6,958,594	$25,140

				$25,140

Total Net Futures Contracts				$383,959

See accompanying notes to the financial statements.

2

AZL MVP Fusion Dynamic Conservative Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliates, at cost	$209,131,797

Investments in affiliates, at value	$224,110,648
Segregated cash for collateral for futures contracts	10,625,658
Interest and dividends receivable	91,098
Receivable for affiliated investments sold	149,471
Prepaid expenses	435

Total Assets	234,977,310

Liabilities:
Cash overdraft	149,468
Payable for affiliated investments purchased	90,135
Payable for capital shares redeemed	27,922
Payable for variation margin on futures contracts	6,179
Manager fees payable	38,600
Administration fees payable	6,509
Custodian fees payable	722
Administrative and compliance services fees payable	425
Transfer agent fees payable	788
Trustee fees payable	2,505
Other accrued liabilities	7,551

Total Liabilities	330,804

Net Assets	$234,646,506

Net Assets Consist of:
Paid in capital	$223,091,480
Total distributable earnings	11,555,026

Net Assets	$234,646,506

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,547,119
Net Asset Value (offering and redemption price per share)	$11.42

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends from affiliates	$944,348
Interest	34,956
Dividends from non-affiliates	482

Total Investment Income	979,786

Expenses:
Manager fees	236,355
Administration fees	30,795
Custodian fees	2,185
Administrative and compliance services fees	2,149
Transfer agent fees	2,597
Trustee fees	6,843
Professional fees	5,729
Shareholder reports	4,874
Other expenses	1,454

Total expenses	292,981

Net Investment Income/(Loss)	686,805

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on affiliated underlying funds	(2,875,031)
Net realized gains distributions from affiliated underlying funds	385,047
Net realized gains/(losses) on futures contracts	(10,827,299)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	1,524,486
Change in net unrealized appreciation/depreciation on futures contracts	338,315

Net realized and Change in net unrealized gains/losses on investments	(11,454,482)

Change in Net Assets Resulting From Operations	$(10,767,677)

See accompanying notes to the financial statements.

3

AZL MVP Fusion Dynamic Conservative Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$686,805	$5,176,436
Net realized gains/(losses) on investments	(13,317,283)	5,403,518
Change in unrealized appreciation/depreciation on investments	1,862,801	20,522,837

Change in net assets resulting from operations	(10,767,677)	31,102,791

Distributions to Shareholders:
Distributions	—	(13,666,182)

Change in net assets resulting from distributions to shareholders	—	(13,666,182)

Capital Transactions:
Proceeds from shares issued	14,735,949	27,590,839
Proceeds from dividends reinvested	—	13,666,182
Value of shares redeemed	(18,414,599)	(44,730,111)

Change in net assets resulting from capital transactions	(3,678,650)	(3,473,090)

Change in net assets	(14,446,327)	13,963,519
Net Assets:
Beginning of period	249,092,833	235,129,314

End of period	$234,646,506	$249,092,833

Share Transactions:
Shares issued	1,329,410	2,320,012
Dividends reinvested	—	1,183,219
Shares redeemed	(1,605,550)	(3,744,846)

Change in shares	(276,140)	(241,615)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Fusion Dynamic Conservative Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$11.96		$11.16	$12.23	$11.89	$11.93	$12.63

Investment Activities:
Net Investment Income/(Loss)	0.03	(a)	0.25 (a)	0.23	0.16	0.19	0.25
Net Realized and Unrealized Gains/(Losses) on Investments	(0.57)		1.24	(0.67)	0.93	0.44	(0.35)

Total from Investment Activities	(0.54)		1.49	(0.44)	1.09	0.63	(0.10)

Distributions to Shareholders From:
Net Investment Income	—		(0.30)	(0.17)	(0.23)	(0.28)	(0.17)
Net Realized Gains	—		(0.39)	(0.46)	(0.52)	(0.39)	(0.43)

Total Dividends	—		(0.69)	(0.63)	(0.75)	(0.67)	(0.60)

Net Asset Value, End of Period	$11.42		$11.96	$11.16	$12.23	$11.89	$11.93

Total Return(b)	(4.52	)%(c)	13.54%	(3.75)%	9.31%	5.32%	(0.77)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$234,647		$249,093	$235,129	$268,572	$277,889	$268,335
Net Investment Income/(Loss)(d)	0.58%		2.11%	1.83%	1.14%	1.63%	2.09%
Expenses Before Reductions*(d)(e)	0.25%		0.25%	0.24%	0.23%	0.24%	0.24%
Expenses Net of Reductions*(d)	0.25%		0.25%	0.24%	0.23%	0.24%	0.24%
Portfolio Turnover Rate	12	%(c)	21%	16%	18%	62%	16%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Dynamic Conservative Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

6

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2020, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2020, the monthly average notional amount for long contracts was $9.3 million, the monthly average notional amount for short contracts was $29.2 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$358,819	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	25,140	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(11,361,459)	$247,628

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	534,160	90,687

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Fusion Dynamic Conservative Fund	0.20%	0.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

7

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2020, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2020 is as follows:

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$6,291,065	$1,516,157	$(929,836)	$(116,166)	$(607,303)	$6,153,917	676,999	$—	$—
AZL DFA U.S. Core Equity Fund	3,789,126	681,732	(519,884)	40,621	(201,614)	3,789,981	300,315	—	—
AZL DFA U.S. Small Cap Fund	2,537,725	704,321	(366,479)	(80,981)	(200,533)	2,594,053	269,933	—	—
AZL Enhanced Bond Index Fund	24,194,111	135,555	(3,068,953)	136,902	1,195,435	22,593,050	1,903,374	—	—
AZL FIAM Total Bond Fund, Class 2	32,290,578	139,361	(3,055,331)	174,741	1,112,575	30,661,924	2,800,176	—	—
AZL Gateway Fund	3,738,001	127,914	(157,219)	1,929	(90,895)	3,619,730	269,526	—	—
AZL International Index Fund, Class 2	15,619,754	3,199,736	(3,929,533)	(433,448)	(1,287,964)	13,168,545	885,578	—	—
AZL MetWest Total Return Bond Fund	32,260,188	230,656	(4,120,217)	304,315	1,468,121	30,143,063	2,698,573	—	—
AZL Mid Cap Index Fund, Class 2	10,014,886	2,862,656	(4,298,531)	(1,463,532)	251,058	7,366,537	387,101	—	—
AZL MSCI Emerging Markets Equity Index Fund, Class 2	5,644,874	1,079,882	(2,269,205)	(232,402)	(430,754)	3,792,395	537,928	—	—
AZL Russell 1000 Growth Index Fund, Class 2	12,780,957	5,360,977	(3,669,224)	489,507	1,180,765	16,142,982	917,736	—	—
AZL Russell 1000 Value Index Fund, Class 2	17,803,080	8,001,929	(3,633,540)	(645,343)	(1,790,479)	19,735,647	1,803,990	—	—
AZL Small Cap Stock Index Fund, Class 2	5,032,735	1,522,085	(1,842,349)	(1,156,760)	295,389	3,851,100	355,268	—	—
PIMCO VIT Income Portfolio	14,990,316	527,357	(695,939)	11,846	(627,190)	14,206,390	1,363,377	443,513	44,873
PIMCO VIT Low Duration Portfolio	17,390,196	278,301	(1,862,432)	(4,924)	208,020	16,009,161	1,549,774	137,053	—
PIMCO VIT Total Return Portfolio	32,334,687	965,891	(4,166,924)	98,664	1,049,855	30,282,173	2,649,359	363,782	340,174

	$236,712,279	$27,334,510	$(38,585,596)	$(2,875,031)	$1,524,486	$224,110,648	19,369,007	$944,348	$385,047

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $1,344 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

8

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$224,110,648	$—	$—	$224,110,648

Total Investment Securities	224,110,648	—	—	224,110,648

Other Financial Instruments:*
Futures Contracts	383,959	—	—	383,959

Total Investments	$224,494,607	$—	$—	$224,494,607

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Fusion Dynamic Conservative Fund	$27,334,512	$38,585,596

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9

AZL MVP Fusion Dynamic Conservative Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $225,704,598. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$11,426,003
Unrealized (depreciation)	(418,322)

Net unrealized appreciation/(depreciation)	$11,007,681

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Dynamic Conservative Fund	$5,951,891	$7,714,291	$13,666,182

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Dynamic Conservative Fund	$5,946,270	$5,368,752	$—	$11,007,681	$22,322,703

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® MVP Fusion Dynamic Moderate Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Dynamic Moderate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Dynamic Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP Fusion Dynamic Moderate Fund	$1,000.00	$909.50	$1.04	0.22%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP Fusion Dynamic Moderate Fund	$1,000.00	$1,023.77	$1.11	0.22%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	37.8%

Domestic Equity Funds	37.4

International Equity Funds	19.1

Total Investment Securities	94.3

Net other assets (liabilities)	5.7

Net Assets	100.0%

1

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.3%):
Domestic Equity Funds (37.4%):
3,552,113	AZL DFA U.S. Core Equity Fund	$44,827,662
3,650,958	AZL DFA U.S. Small Cap Fund	35,085,702
3,422,707	AZL Gateway Fund	45,966,953
4,449,244	AZL Mid Cap Index Fund, Class 2	84,669,110
10,657,697	AZL Russell 1000 Growth Index Fund, Class 2	187,468,886
20,325,824	AZL Russell 1000 Value Index Fund, Class 2	222,364,515
3,218,618	AZL Small Cap Stock Index Fund, Class 2	34,889,818

		655,272,646

Fixed Income Funds (37.8%):
9,199,884	AZL Enhanced Bond Index Fund	109,202,620
13,228,479	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	144,851,850
13,012,110	AZL MetWest Total Return Bond Fund	145,345,271
6,466,079	PIMCO VIT Income Portfolio	67,376,548
4,835,575	PIMCO VIT Low Duration Portfolio	49,951,493
12,723,413	PIMCO VIT Total Return Portfolio	145,428,610

		662,156,392

Shares		Fair Value
Affiliated Investment Companies, continued
International Equity Funds (19.1%):
9,634,501	AZL DFA International Core Equity Fund	$87,577,614
11,734,386	AZL International Index Fund, Class 2	174,490,325
10,186,928	AZL MSCI Emerging Markets Equity Index Fund, Class 2	71,817,840

		333,885,779

Total Affiliated Investment Companies (Cost $1,537,721,251)		1,651,314,817

Total Investment Securities (Cost $1,537,721,251) — 94.3%		1,651,314,817
Net other assets (liabilities) — 5.7%		100,286,731

Net Assets — 100.0%		$1,751,601,548

Percentages indicated are based on net assets as of June 30, 2020.

Futures Contracts

Cash of $100,866,740 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	2,035	$(314,427,850)	$7,138,561

				$7,138,561

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/20	301	$41,890,734	$149,711

				$149,711

Total Net Futures Contracts				$7,288,272

See accompanying notes to the financial statements.

2

AZL MVP Fusion Dynamic Moderate Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,537,721,251

Investments in affiliates, at value	$1,651,314,817
Segregated cash for collateral for futures contracts	100,866,740
Interest and dividends receivable	410,916
Receivable for affiliated investments sold	292,043
Prepaid expenses	3,717

Total Assets	1,752,888,233

Liabilities:
Cash overdraft	292,043
Payable for affiliated investments purchased	401,725
Payable for capital shares redeemed	105,911
Payable for variation margin on futures contracts	102,699
Manager fees payable	288,297
Administration fees payable	8,012
Custodian fees payable	3,205
Administrative and compliance services fees payable	3,095
Transfer agent fees payable	960
Trustee fees payable	19,648
Other accrued liabilities	61,090

Total Liabilities	1,286,685

Net Assets	$1,751,601,548

Net Assets Consist of:
Paid in capital	$1,671,125,256
Total distributable earnings	80,476,292

Net Assets	$1,751,601,548

Shares of beneficial interest (unlimited number of shares authorized, no par value)	172,587,939
Net Asset Value (offering and redemption price per share)	$10.15

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends from affiliates	$4,350,975
Interest	293,675
Dividends from non-affiliates	116

Total Investment Income	4,644,766

Expenses:
Manager fees	1,810,260
Administration fees	36,182
Custodian fees	8,628
Administrative and compliance services fees	16,202
Transfer agent fees	2,910
Trustee fees	51,119
Professional fees	42,218
Shareholder reports	34,670
Other expenses	11,491

Total expenses	2,013,680

Net Investment Income/(Loss)	2,631,086

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on affiliated underlying funds	(45,182,674)
Net realized gains distributions from affiliated underlying funds	1,852,138
Net realized gains/(losses) on futures contracts	(98,973,770)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(48,264,451)
Change in net unrealized appreciation/depreciation on futures contracts	6,019,022

Net realized and Change in net unrealized gains/losses on investments	(184,549,735)

Change in Net Assets Resulting From Operations	$(181,918,649)

See accompanying notes to the financial statements.

3

AZL MVP Fusion Dynamic Moderate Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$2,631,086	$36,657,521
Net realized gains/(losses) on investments	(142,304,306)	67,995,002
Change in unrealized appreciation/depreciation on investments	(42,245,429)	216,503,602

Change in net assets resulting from operations	(181,918,649)	321,156,125

Distributions to Shareholders:
Distributions	—	(151,907,604)

Change in net assets resulting from distributions to shareholders	—	(151,907,604)

Capital Transactions:
Proceeds from shares issued	11,498,954	3,564,659
Proceeds from dividends reinvested	—	151,907,604
Value of shares redeemed	(110,748,565)	(245,681,448)

Change in net assets resulting from capital transactions	(99,249,611)	(90,209,185)

Change in net assets	(281,168,260)	79,039,336
Net Assets:
Beginning of period	2,032,769,808	1,953,730,472

End of period	$1,751,601,548	$2,032,769,808

Share Transactions:
Shares issued	1,131,480	323,892
Dividends reinvested	—	14,426,173
Shares redeemed	(10,744,527)	(22,048,837)

Change in shares	(9,613,047)	(7,298,772)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Fusion Dynamic Moderate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$11.16		$10.31	$11.97	$11.60	$12.15	$13.05

Investment Activities:
Net Investment Income/(Loss)	0.01	(a)	0.20 (a)	0.21	0.12	0.18	0.22
Net Realized and Unrealized Gains/(Losses) on Investments	(1.02)		1.53	(0.93)	1.46	0.32	(0.45)

Total from Investment Activities	(1.01)		1.73	(0.72)	1.58	0.50	(0.23)

Distributions to Shareholders From:
Net Investment Income	—		(0.29)	(0.14)	(0.20)	(0.27)	(0.17)
Net Realized Gains	—		(0.59)	(0.80)	(1.01)	(0.78)	(0.50)

Total Dividends	—		(0.88)	(0.94)	(1.21)	(1.05)	(0.67)

Net Asset Value, End of Period	$10.15		$11.16	$10.31	$11.97	$11.60	$12.15

Total Return(b)	(9.05	)%(c)	17.31%	(6.46)%	13.98%	4.29%	(1.71)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,751,602		$2,032,770	$1,953,730	$2,361,486	$2,336,333	$2,466,434
Net Investment Income/(Loss)(d)	0.29%		1.81%	1.66%	0.90%	1.38%	1.61%
Expenses Before Reductions*(d)(e)	0.22%		0.22%	0.22%	0.22%	0.22%	0.22%
Expenses Net of Reductions*(d)	0.22%		0.22%	0.22%	0.22%	0.22%	0.22%
Portfolio Turnover Rate	14	%(c)	12%	18%	17%	58%	13%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Dynamic Moderate Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money

6

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2020, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2020, the monthly average notional amount for long contracts was $65.6 million, the monthly average notional amount for short contracts was $318.3 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$7,138,561	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	149,711	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(101,726,419)	$5,535,130

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	2,752,649	483,892

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Fusion Dynamic Moderate Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

7

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2020, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2020 is as follows:

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$103,959,527	$8,503,405	$(10,777,737)	$(1,594,914)	$(12,512,667)	$87,577,614	9,634,501	$—	$—
AZL DFA U.S. Core Equity Fund	52,895,531	3,102,295	(7,634,061)	1,110,233	(4,646,336)	44,827,662	3,552,113	—	—
AZL DFA U.S. Small Cap Fund	42,367,271	5,424,536	(6,931,751)	(1,000,809)	(4,773,545)	35,085,702	3,650,958	—	—
AZL Enhanced Bond Index Fund	123,582,972	7,149,966	(27,992,071)	1,425,123	5,036,630	109,202,620	9,199,884	—	—
AZL FIAM Total Bond Fund, Class 2	163,943,769	7,600,272	(32,359,743)	1,636,101	4,031,451	144,851,850	13,228,479	—	—
AZL Gateway Fund	51,329,735	5,919,207	(9,337,091)	(162,548)	(1,782,350)	45,966,953	3,422,707	—	—
AZL International Index Fund, Class 2	225,217,977	14,298,106	(37,787,086)	(4,007,650)	(23,231,022)	174,490,325	11,734,386	—	—
AZL MetWest Total Return Bond Fund	162,706,692	10,167,583	(35,980,408)	2,708,451	5,742,953	145,345,271	13,012,110	—	—
AZL Mid Cap Index Fund, Class 2	144,714,820	19,090,762	(59,083,076)	(20,302,545)	249,149	84,669,110	4,449,244	—	—
AZL MSCI Emerging Markets Equity Index Fund, Class 2	114,057,804	4,853,143	(32,440,146)	(3,776,342)	(10,876,619)	71,817,840	10,186,928	—	—
AZL Russell 1000 Growth Index Fund, Class 2	154,775,150	55,915,404	(39,577,924)	2,463,476	13,892,780	187,468,886	10,657,697	—	—
AZL Russell 1000 Value Index Fund, Class 2	226,347,328	66,363,546	(37,010,827)	(10,333,982)	(23,001,550)	222,364,515	20,325,824	—	—
AZL Small Cap Stock Index Fund, Class 2	62,786,012	8,389,013	(24,210,571)	(14,879,291)	2,804,655	34,889,818	3,218,618	—	—
PIMCO VIT Income Portfolio	81,312,237	3,446,319	(13,827,879)	283,541	(3,837,670)	67,376,548	6,466,079	2,163,948	212,821
PIMCO VIT Low Duration Portfolio	59,993,262	2,702,107	(13,348,488)	(52,275)	656,887	49,951,493	4,835,575	443,990	—
PIMCO VIT Total Return Portfolio	162,049,512	13,645,456	(35,549,918)	1,300,757	3,982,803	145,428,610	12,723,413	1,743,037	1,639,317

	$1,932,039,599	$236,571,120	$(423,848,777)	$(45,182,674)	$(48,264,451)	$1,651,314,817	140,298,516	$4,350,975	$1,852,138

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $10,442 was paid from the Fund relating to these fees and expenses.

8

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$1,651,314,817	$—	$—	$1,651,314,817

Total Investment Securities	1,651,314,817	—	—	1,651,314,817

Other Financial Instruments:*
Futures Contracts	7,288,272	—	—	7,288,272

Total Investments	$1,658,603,089	$—	$—	$1,658,603,089

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Fusion Dynamic Moderate Fund	$236,571,122	$423,848,779

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

9

AZL MVP Fusion Dynamic Moderate Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $1,776,091,313. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$165,752,137
Unrealized (depreciation)	(9,803,851)

Net unrealized appreciation/(depreciation)	$155,948,286

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Dynamic Moderate Fund	$50,630,469	$101,277,135	$151,907,604

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Dynamic Moderate Fund	$45,116,889	$61,329,766	$—	$155,948,286	$262,394,941

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® MVP Global Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 13

Statement Regarding the Trust’s Liquidity Risk Management Program Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Global Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Global Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP Global Balanced Index Strategy Fund	$1,000.00	$962.30	$0.63	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP Global Balanced Index Strategy Fund	$1,000.00	$1,024.22	$0.65	0.13%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Common Stocks	—	†

Preferred Stocks	0.1%

Private Placements	0.2

Convertible Bond	—	†

Yankee Dollars	0.1

Fixed Income Funds	46.1

International Equity Funds	49.1

Total Investment Securities	95.6

Net other assets (liabilities)	4.4

Net Assets	100.0%

†	Represents less than 0.05%.

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

United States	95.5%

Australia	0.1

India	— †

Total Investment Securities	95.6

Net other assets (liabilities)	4.4

Net Assets	100.0%

†	Represents less than 0.05%.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
3,485	Fieldwood Energy LLC(a)	$3

Paper & Forest Products (0.0%†):
386,370	Quintis Pty, Ltd.(a)(b)	205,248

Total Common Stocks (Cost $344,279)		205,251

Preferred Stock (0.1%):
Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C(a)(b)	533,962

Total Preferred Stock (Cost $400,112)		533,962

Private Placements (0.2%):
Household Durables (0.0%†):
23,389	Jawbone, 0.00%(a)(b)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%(a)(b)	27,014
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%(a)(b)	712,764

		739,778

Software (0.1%):
116,157	Palantir Technologies, Inc., Series I, 0.00%*(a)(b)	797,998

Total Private Placements (Cost $1,173,028)		1,537,776

Convertible Bond (0.0%†):
Food Products (0.0%†):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19(a)(b)(c)	—

Total Convertible Bond (Cost $—)		—

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars (0.1%):
Paper & Forest Products (0.1%):
44,735	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63(a)(b)	$44,735
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 8/7/20 @ 92(a)(b)	730,672

Total Yankee Dollars (Cost $775,407)		775,407

Affiliated Investment Companies (95.2%):
Fixed Income Funds (46.1%):
26,318,754	AZL Enhanced Bond Index Fund	312,403,614

International Equity Funds (49.1%):
5,205,739	AZL MSCI Emerging Markets Equity Index Fund, Class 2	36,700,457
25,204,833	AZL MSCI Global Equity Index Fund	297,164,983

		333,865,440

Total Affiliated Investment Companies (Cost $607,566,703)		646,269,054

Total Investment Securities (Cost $610,259,529) —95.6%		649,321,450
Net other assets (liabilities) — 4.4%		30,097,900

Net Assets — 100.0%		$679,419,350

Percentages indicated are based on net assets as of June 30, 2020.

†	Represents less than 0.05%.

*	Non-income producing security.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent 0.45% of the net assets of the fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2020. The total of all such securities represent 0.45% of the net assets of the fund.

(c)	Defaulted bond.

Amounts shown as “—” are either $0 or rounds to less than $1.

Futures Contracts

Cash of $30,040,160 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	373	$(57,632,230)	$121,004

				$121,004

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/20	110	$15,308,906	$53,564

				$53,564

Total Net Futures Contracts				$174,568

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment in non-affiliates, at cost	$2,692,826
Investments in affiliates, at cost	607,566,703

Investment in non-affiliates, at value	$3,052,396
Investments in affiliates, at value	646,269,054
Segregated cash for collateral for futures contracts	30,040,160
Interest and dividends receivable	3,608
Receivable for investments sold	290,262
Reclaims receivable	137,483
Prepaid expenses	1,732

Total Assets	679,794,695

Liabilities:
Cash overdraft	56,944
Payable for capital shares redeemed	206,578
Payable for variation margin on futures contracts	27,919
Manager fees payable	55,834
Administration fees payable	4,574
Custodian fees payable	787
Administrative and compliance services fees payable	772
Transfer agent fees payable	552
Trustee fees payable	4,766
Other accrued liabilities	16,619

Total Liabilities	375,345

Net Assets	$679,419,350

Net Assets Consist of:
Paid in capital	$572,803,308
Total distributable earnings	106,616,042

Net Assets	$679,419,350

Shares of beneficial interest (unlimited number of shares authorized, no par value)	54,361,302
Net Asset Value (offering and redemption price per share)	$12.50

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends from non-affiliates	$2,004
Interest	109,897
Foreign tax reclaims received	50,692

Total Investment Income	162,593

Expenses:
Manager fees	349,637
Administration fees	33,208
Custodian fees	3,573
Administrative and compliance services fees	6,447
Transfer agent fees	2,758
Trustee fees	20,405
Professional fees	16,943
Shareholder reports	18,548
Other expenses	4,930

Total expenses	456,449

Net Investment Income/(Loss)	(293,856)

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities and foreign currencies	30,510
Net realized gains/(losses) on affiliated underlying funds	11,913,011
Net realized gains/(losses) on futures contracts	(27,251,955)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	355,212
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(13,726,901)
Change in net unrealized appreciation/depreciation on futures contracts	(169,849)

Net realized and Change in net unrealized gains/losses on investments	(28,849,972)

Change in Net Assets Resulting From Operations	$(29,143,828)

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019*
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(293,856)	$10,659,343
Net realized gains/(losses) on investments	(15,308,434)	56,024,122
Change in unrealized appreciation/depreciation on investments	(13,541,538)	46,721,913
Accumulated Deconsolidation Impact (See Note 2 — Consolidation of Subsidiaries)	—	(13,242,308)

Change in net assets resulting from operations	(29,143,828)	100,163,070

Distributions to Shareholders:
Distributions	—	(28,337,333)

Change in net assets resulting from distributions to shareholders	—	(28,337,333)

Capital Transactions:
Proceeds from shares issued	282,544	2,490,030
Proceeds from dividends reinvested	—	28,337,333
Value of shares redeemed	(55,424,844)	(87,679,100)
Accumulated Deconsolidation Impact (See Note 2 – Consolidation of Subsidiaries)	—	13,242,308

Change in net assets resulting from capital transactions	(55,142,300)	(43,609,429)

Change in net assets	(84,286,128)	28,216,308
Net Assets:
Beginning of period	763,705,478	735,489,170

End of period	$679,419,350	$763,705,478

Share Transactions:
Shares issued	20,029	186,561
Dividends reinvested	—	2,287,113
Shares redeemed	(4,461,388)	(6,959,356)

Change in shares	(4,441,359)	(4,485,682)

*	Amounts are consolidated through December 6, 2019. (See Note 2 — Consolidation of Subsidiaries.)

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019†		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$12.99		$11.62		$12.59	$11.33	$11.69	$12.22

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.18	(a)	0.18	0.11	0.10	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	(0.48)		1.68		(0.90)	1.20	0.27	(0.26)

Total from Investment Activities	(0.49)		1.86		(0.72)	1.31	0.37	(0.19)

Distributions to Shareholders From:
Net Investment Income	—		(0.23)		(0.18)	(0.05)	(0.31)	(0.14)
Net Realized Gains	—		(0.26)		(0.07)	—	(0.42)	(0.20)

Total Dividends	—		(0.49)		(0.25)	(0.05)	(0.73)	(0.34)

Net Asset Value, End of Period	$12.50		$12.99		$11.62	$12.59	$11.33	$11.69

Total Return(b)	(3.77	)%(c)	16.20%		(5.77)%	11.54%	3.34%	(1.57)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$679,419		$763,705		$735,489	$834,164	$814,519	$830,363
Net Investment Income/(Loss)(d)	(0.08)%		1.40%		1.43%	0.97%	0.85%	0.67%
Expenses Before Reductions*(d)(e)	0.13%		0.66%		0.69%	0.71%	1.11%	1.18%
Expenses Net of Reductions*(d)	0.13%		0.66%		0.69%	0.71%	1.11%	1.18%
Portfolio Turnover Rate	6	%(c)	103	%(f)	39%	40%	91%	64%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

†	The amounts shown, where applicable, are consolidated through December 6, 2019. (See Note 2—Consolidation of Subsidiaries.)

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover increased significantly during the year due to change in investment strategy of the Fund.

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Global Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Consolidation of Subsidiaries

Prior to December 6, 2019, the Fund primarily invested in shares of another mutual fund managed by the Manager, the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. Effective December 6, 2019, the VIP Subsidiary was liquidated. The Fund’s Statements of Changes in Net Assets and Financial Highlights are consolidated to include the activity of the VIP Subsidiary through the period ended December 6, 2019. All intercompany transactions during this period have been eliminated. The accumulated deconsolidation impact related to income and gain/loss recorded in connection with the deconsolidation is disclosed on the Fund’s Consolidated Statements of Change in Net Assets.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2020, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2020, the monthly average notional amount for long contracts was $24.9 million, the monthly average notional amount for short contracts was $83.0 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$121,004	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	53,564	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(28,530,858)	$(377,709)

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	1,278,903	207,860

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Global Balanced Index Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2020, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2020 is as follows:

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$357,164,200	$—	$(63,806,054)	$3,282,403	$15,763,065	$312,403,614	26,318,754	$—	$—
AZL MSCI Global Equity Index Fund	325,303,945	37,547,236	(48,565,363)	8,771,663	(25,892,498)	297,164,983	25,204,833	—	—
AZL MSCI Emerging Markets Equity Index Fund, Class 2	39,560,951	2,662,179	(1,784,150)	(141,055)	(3,597,468)	36,700,457	5,205,739	—	—

	$722,029,096	$40,209,415	$(114,155,567)	$11,913,011	$(13,726,901)	$646,269,054	56,729,326	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $4,014 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks+	$—	$3	$205,248		$205,251
Preferred Stocks+	—	—	533,962		533,962
Private Placements+	—	—	1,537,776		1,537,776
Convertible Bond+	—	—	—	#	—
Yankee Dollars+	—	—	775,407		775,407
Affiliated Investment Companies	646,269,054	—	—		646,269,054

Total Investment Securities	646,269,054	3	3,052,393		649,321,450

Other Financial Instruments:*
Futures Contracts	174,568	—	—		174,568

Total Investments	$646,443,622	$3	$3,052,393		$649,496,018

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2020.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Global Balanced Index Strategy Fund	$40,211,135	$114,155,565

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2020 are identified below:

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Fieldwood Energy LLC	3/13/18	$81,305	$3,485	$3	0.00%

Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	533,962	0.08%

Jawbone	1/24/17	—	23,389	—	0.00%

Lookout, Inc.	3/4/15	63,364	5,547	27,014	0.00%

Lookout, Inc. Preferred Shares, Series F	9/19/14	730,222	63,925	712,764	0.11%

Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	797,998	0.11%

Quintis Pty, Ltd.	10/25/18	316,328	386,370	205,248	0.03%

Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63	10/25/18	43,878	44,735	44,735	0.01%

Quintis Pty, Ltd., 10/1/28, Callable 8/7/20 @ 92.00	10/25/18	753,320	730,672	730,672	0.11%

REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19	2/7/12	300,000	400,000	—	0.00%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $672,615,026. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$52,167,194
Unrealized (depreciation)	(50,381)

Net unrealized appreciation/(depreciation)	$52,116,813

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Global Balanced Index Strategy Fund	$13,128,660	$15,208,673	$28,337,333

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Global Balanced Index Strategy Fund	$66,118,824	$17,499,504	$—	$52,141,542	$135,759,870

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. As of June 30, 2020, the Fund had a controlling interest in excess of 50% in the AZL MSCI Global Equity Index Fund, which is affiliated with the Manager. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® MVP Growth Index Strategy Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP Growth Index Strategy Fund	$1,000.00	$907.00	$0.57	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP Growth Index Strategy Fund	$1,000.00	$1,024.27	$0.60	0.12%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	50.9%

Fixed Income Funds	23.0

International Equity Funds	18.5

Total Investment Securities	92.4

Net other assets (liabilities)	7.6

Net Assets	100.0%

1

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (92.4%):
Domestic Equity Funds (50.9%):
13,196,250	AZL Mid Cap Index Fund, Class 2	$251,124,646
46,974,837	AZL S&P 500 Index Fund, Class 2	826,287,384
11,782,437	AZL Small Cap Stock Index Fund, Class 2	127,721,613

		1,205,133,643

Fixed Income Funds (23.0%):
45,773,999	AZL Enhanced Bond Index Fund	543,337,369

International Equity Funds (18.5%):
29,355,645	AZL International Index Fund, Class 2	436,518,445

Total Affiliated Investment Companies (Cost $1,877,801,499)		2,184,989,457

Total Investment Securities (Cost $1,877,801,499) — 92.4%		2,184,989,457
Net other assets (liabilities) — 7.6%		180,844,679

Net Assets — 100.0%		$2,365,834,136

Percentages indicated are based on net assets as of June 30, 2020.

Futures Contracts

Cash of $181,711,035 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	4,647	$(718,007,970)	$17,876,310

				$17,876,310

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/20	341	47,457,609	$174,426

				$174,426

Total Net Futures Contracts				$18,050,736

See accompanying notes to the financial statements.

2

AZL MVP Growth Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,877,801,499

Investments in affiliates, at value	$2,184,989,457
Cash	987,962
Segregated cash for collateral for futures contracts	181,711,035
Interest and dividends receivable	15,736
Prepaid expenses	4,959

Total Assets	2,367,709,149

Liabilities:
Payable for affiliated investments purchased	987,962
Payable for capital shares redeemed	335,786
Payable for variation margin on futures contracts	235,538
Manager fees payable	194,789
Administration fees payable	8,145
Custodian fees payable	3,272
Administrative and compliance services fees payable	4,132
Transfer agent fees payable	969
Trustee fees payable	26,052
Other accrued liabilities	78,368

Total Liabilities	1,875,013

Net Assets	$2,365,834,136

Net Assets Consist of:
Paid in capital	$2,101,807,561
Total distributable earnings	264,026,575

Net Assets	$2,365,834,136

Shares of beneficial interest (unlimited number of shares authorized, no par value)	162,871,551
Net Asset Value (offering and redemption price per share)	$14.53

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Interest	$405,570
Dividends from non-affiliates	119

Total Investment Income	405,689

Expenses:
Manager fees	1,216,872
Administration fees	38,071
Custodian fees	8,932
Administrative and compliance services fees	21,632
Transfer agent fees	3,010
Trustee fees	68,298
Professional fees	56,432
Shareholder reports	43,159
Other expenses	15,362

Total expenses	1,471,768

Net Investment Income/(Loss)	(1,066,079)

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on affiliated underlying funds	(6,916,418)
Net realized gains/(losses) on futures contracts	(134,024,410)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(124,319,048)
Change in net unrealized appreciation/depreciation on futures contracts	15,642,818

Net realized and Change in net unrealized gains/losses on investments	(249,617,058)

Change in Net Assets Resulting From Operations	$(250,683,137)

See accompanying notes to the financial statements.

3

AZL MVP Growth Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(1,066,079)	$43,761,411
Net realized gains/(losses) on investments	(140,940,828)	63,811,463
Change in unrealized appreciation/depreciation on investments	(108,676,230)	376,389,485

Change in net assets resulting from operations	(250,683,137)	483,962,359

Distributions to Shareholders:
Distributions	—	(128,984,110)

Change in net assets resulting from distributions to shareholders	—	(128,984,110)

Capital Transactions:
Proceeds from shares issued	23,221,782	57,035,761
Proceeds from dividends reinvested	—	128,984,110
Value of shares redeemed	(129,052,091)	(241,815,849)

Change in net assets resulting from capital transactions	(105,830,309)	(55,795,978)

Change in net assets	(356,513,446)	299,182,271
Net Assets:
Beginning of period	2,722,347,582	2,423,165,311

End of period	$2,365,834,136	$2,722,347,582

Share Transactions:
Shares issued	1,633,354	3,724,766
Dividends reinvested	—	8,645,048
Shares redeemed	(8,660,870)	(15,692,012)

Change in shares	(7,027,516)	(3,322,198)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Growth Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$16.02		$13.99	$15.56	$14.08	$13.55		$13.90

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.26 (a)	0.26	0.11	0.14		0.25
Net Realized and Unrealized Gains/(Losses) on Investments	(1.48)		2.55	(1.22)	2.10	0.77		(0.36)

Total from Investment Activities	(1.49)		2.81	(0.96)	2.21	0.91		(0.11)

Distributions to Shareholders From:
Net Investment Income	—		(0.35)	(0.13)	(0.18)	(0.30)		(0.12)
Net Realized Gains	—		(0.43)	(0.48)	(0.55)	(0.08)		(0.12)

Total Dividends	—		(0.78)	(0.61)	(0.73)	(0.38)		(0.24)

Net Asset Value, End of Period	$14.53		$16.02	$13.99	$15.56	$14.08		$13.55

Total Return(b)	(9.30	)%(c)	20.52%	(6.45)%	15.96%	6.80%		(0.80)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,365,834		$2,722,348	$2,423,165	$2,634,555	$2,243,373		$1,392,460
Net Investment Income/(Loss)(d)	(0.09)%		1.67%	1.71%	0.74%	1.55%		2.17%
Expenses Before Reductions*(d)(e)	0.12%		0.12%	0.12%	0.11%	0.12%		0.12%
Expenses Net of Reductions*(d)	0.12%		0.12%	0.12%	0.11%	0.12%		0.12%
Portfolio Turnover Rate	8	%(c)	5%	4%	4%	4	%(f)	1%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 4%.

See accompanying notes to the financial statements.

5

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2020, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2020, the monthly average notional amount for long contracts was $78.1 million, the monthly average notional amount for short contracts was $596.4 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$17,876,310	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	174,426	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(136,118,228)	$15,189,838

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	2,093,818	452,980

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Growth Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

7

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2020, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2020 is as follows:

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$614,311,517	$39,266,074	$(142,395,553)	$5,830,068	$26,325,263	$543,337,369	45,773,999	$—	$—
AZL International Index Fund, Class 2	526,184,819	19,191,821	(47,131,034)	(9,878,045)	(51,849,116)	436,518,445	29,355,645	—	—
AZL Mid Cap Index Fund, Class 2	308,959,052	38,874,416	(61,382,403)	(15,583,174)	(19,743,245)	251,124,646	13,196,250	—	—
AZL S&P 500 Index Fund, Class 2	984,919,467	60,613,495	(177,614,838)	21,831,532	(63,462,272)	826,287,384	46,974,837	—	—
AZL Small Cap Stock Index Fund, Class 2	153,092,844	21,091,536	(21,756,290)	(9,116,799)	(15,589,678)	127,721,613	11,782,437	—	—

	$2,587,467,699	$179,037,342	$(450,280,118)	$(6,916,418)	$(124,319,048)	$2,184,989,457	147,083,168	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $13,985 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$2,184,989,457	$—	$—	$2,184,989,457

Total Investment Securities	2,184,989,457	—	—	2,184,989,457

Other Financial Instruments:*
Futures Contracts	18,050,736	—	—	18,050,736

Total Investments	$2,203,040,193	$—	$—	$2,203,040,193

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Growth Index Strategy Fund	$179,037,344	$450,280,120

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $2,163,076,382. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$424,391,317
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$424,391,317

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Growth Index Strategy Fund	$65,147,980	$63,836,130	$128,984,110

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

9

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Growth Index Strategy Fund	$70,129,410	$76,454,811	$—	$424,391,317	$570,975,538

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® MVP Moderate Index Strategy Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP Moderate Index Strategy Fund	$1,000.00	$933.80	$0.63	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP Moderate Index Strategy Fund	$1,000.00	$1,024.22	$0.65	0.13%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	41.7%

Fixed Income Funds	37.9

International Equity Funds	14.8

Total Investment Securities	94.4

Net other assets (liabilities)	5.6

Net Assets	100.0%

1

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.4%):
Domestic Equity Funds (41.7%):
2,321,327	AZL Mid Cap Index Fund, Class 2	$44,174,853
8,093,985	AZL S&P 500 Index Fund, Class 2	142,373,195
2,093,435	AZL Small Cap Stock Index Fund, Class 2	22,692,839

		209,240,887

Fixed Income Funds (37.9%):
15,981,863	AZL Enhanced Bond Index Fund	189,704,712

International Equity Funds (14.8%):
5,001,111	AZL International Index Fund, Class 2	74,366,513

Total Affiliated Investment Companies (Cost $423,552,541)		473,312,112

Total Investment Securities (Cost $423,552,541) — 94.4%		473,312,112
Net other assets (liabilities) — 5.6%		28,125,885

Net Assets — 100.0%		$501,437,997

Percentages indicated are based on net assets as of June 30, 2020.

Futures Contracts

Cash of $28,342,973 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	601	$(92,860,510)	$1,961,377

				$1,961,377

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/20	84	11,690,438	$40,346

				$40,346

Total Net Futures Contracts				$2,001,723

See accompanying notes to the financial statements.

2

AZL MVP Moderate Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliates, at cost	$423,552,541

Investments in affiliates, at value	$473,312,112
Cash	244,178
Segregated cash for collateral for futures contracts	28,342,973
Interest and dividends receivable	2,572
Prepaid expenses	1,177

Total Assets	501,903,012

Liabilities:
Payable for affiliated investments purchased	244,178
Payable for capital shares redeemed	108,089
Payable for variation margin on futures contracts	38,891
Manager fees payable	41,258
Administration fees payable	6,957
Custodian fees payable	931
Administrative and compliance services fees payable	933
Transfer agent fees payable	836
Trustee fees payable	5,525
Other accrued liabilities	17,417

Total Liabilities	465,015

Net Assets	$501,437,997

Net Assets Consist of:
Paid in capital	$444,522,473
Total distributable earnings	56,915,524

Net Assets	$501,437,997

Shares of beneficial interest (unlimited number of shares authorized, no par value)	35,891,409
Net Asset Value (offering and redemption price per share)	$13.97

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Interest	$78,185
Dividends from non-affiliates	405

Total Investment Income	78,590

Expenses:
Manager fees	248,378
Administration fees	31,171
Custodian fees	2,643
Administrative and compliance services fees	4,483
Transfer agent fees	2,602
Trustee fees	14,273
Professional fees	11,898
Shareholder reports	11,034
Other expenses	3,405

Total expenses	329,887

Net Investment Income/(Loss)	(251,297)

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on affiliated underlying funds	4,369,364
Net realized gains/(losses) on futures contracts	(24,117,378)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(15,572,293)
Change in net unrealized appreciation/depreciation on futures contracts	1,671,363

Net realized and Change in net unrealized gains/losses on investments	(33,648,944)

Change in Net Assets Resulting From Operations	$(33,900,241)

See accompanying notes to the financial statements.

3

AZL MVP Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(251,297)	$9,212,494
Net realized gains/(losses) on investments	(19,748,014)	16,500,521
Change in unrealized appreciation/depreciation on investments	(13,900,930)	62,707,708

Change in net assets resulting from operations	(33,900,241)	88,420,723

Distributions to Shareholders:
Distributions	—	(26,005,266)

Change in net assets resulting from distributions to shareholders	—	(26,005,266)

Capital Transactions:
Proceeds from shares issued	30,110,412	8,104,019
Proceeds from dividends reinvested	—	26,005,266
Value of shares redeemed	(29,069,827)	(51,299,275)

Change in net assets resulting from capital transactions	1,040,585	(17,189,990)

Change in net assets	(32,859,656)	45,225,467
Net Assets:
Beginning of period	534,297,653	489,072,186

End of period	$501,437,997	$534,297,653

Share Transactions:
Shares issued	2,226,676	565,141
Dividends reinvested	—	1,840,429
Shares redeemed	(2,046,784)	(3,522,526)

Change in shares	179,892	(1,116,956)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$14.96		$13.28	$14.68	$13.50	$13.49		$14.37

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.26 (a)	0.26	0.12	0.23		0.25
Net Realized and Unrealized Gains/(Losses) on Investments	(0.98)		2.17	(1.00)	1.64	0.48		(0.71)

Total from Investment Activities	(0.99)		2.43	(0.74)	1.76	0.71		(0.46)

Distributions to Shareholders From:
Net Investment Income	—		(0.32)	(0.13)	(0.24)	(0.30)		(0.07)
Net Realized Gains	—		(0.43)	(0.53)	(0.34)	(0.40)		(0.35)

Total Dividends	—		(0.75)	(0.66)	(0.58)	(0.70)		(0.42)

Net Asset Value, End of Period	$13.97		$14.96	$13.28	$14.68	$13.50		$13.49

Total Return(b)	(6.62	)%(c)	18.64%	(5.26)%	13.21%	5.43%		(3.21)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$501,438		$534,298	$489,072	$551,868	$520,112		$520,844
Net Investment Income/(Loss)(d)	(0.10)%		1.77%	1.73%	0.73%	1.71%		1.97%
Expenses Before Reductions*(d)(e)	0.13%		0.13%	0.13%	0.12%	0.13%		0.13%
Expenses Net of Reductions*(d)	0.13%		0.13%	0.13%	0.12%	0.13%		0.13%
Portfolio Turnover Rate	14	%(c)	5%	5%	5%	108	%(f)	2%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

5

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Moderate Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2020, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2020, the monthly average notional amount for long contracts was $17.7 million, the monthly average notional amount for short contracts was $88.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$1,961,377	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	40,346	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(24,824,424)	$1,543,536

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	707,046	127,827

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Moderate Index Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

7

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2020, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2020 is as follows:

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$196,620,710	$23,137,771	$(40,857,107)	$2,197,325	$8,606,013	$189,704,712	15,981,863	$—	$—

AZL International Index Fund, Class 2	81,893,343	10,148,177	(9,170,049)	(30,940)	(8,474,018)	74,366,513	5,001,111	—	—

AZL Mid Cap Index Fund, Class 2	49,829,456	8,765,376	(9,235,021)	(1,067,685)	(4,117,273)	44,174,853	2,321,327	—	—

AZL S&P 500 Index Fund, Class 2	154,346,918	20,852,669	(28,271,518)	4,283,176	(8,838,050)	142,373,195	8,093,985	—	—

AZL Small Cap Stock Index Fund, Class 2	25,075,328	5,012,973	(3,633,985)	(1,012,512)	(2,748,965)	22,692,839	2,093,435	—	—

	$507,765,755	$67,916,966	$(91,167,680)	$4,369,364	$(15,572,293)	$473,312,112	33,491,721	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $2,818 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$473,312,112	$—	$—	$473,312,112

Total Investment Securities	473,312,112	—	—	473,312,112

Other Financial Instruments:*
Futures Contracts	2,001,723	—	—	2,001,723

Total Investments	$475,313,835	$—	$—	$475,313,835

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Moderate Index Strategy Fund	$67,916,966	$91,167,679

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $442,678,357. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$65,087,398
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$65,087,398

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Moderate Index Strategy Fund	$14,774,955	$11,230,311	$26,005,266

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

9

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Moderate Index Strategy Fund	$13,525,202	$12,697,345	$—	$65,087,398	$91,309,945

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$948.00	$0.58	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$1,024.27	$0.60	0.12%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	76.8%

Fixed Income Funds	16.5

Total Investment Securities	93.3

Net other assets (liabilities)	6.7

Net Assets	100.0%

1

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (93.3%):
Domestic Equity Funds (76.8%):
19,071,098	AZL S&P 500 Index Fund, Class 2	$335,460,607
30,610,210	AZL T. Rowe Price Capital Appreciation Fund	599,654,007

		935,114,614

Fixed Income Funds (16.5%):
16,901,373	AZL Enhanced Bond Index Fund	200,619,294

Total Affiliated Investment Companies (Cost $941,041,609)		1,135,733,908

Total Investment Securities (Cost $941,041,609) — 93.3%		1,135,733,908
Net other assets (liabilities) — 6.7%		81,515,796

Net Assets — 100.0%		$1,217,249,704

Percentages indicated are based on net assets as of June 30, 2020.

Futures Contracts

Cash of $82,060,158 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	1,361	$(210,288,110)	$2,446,455

				$2,446,455

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/20	245	$34,097,109	$116,423

				$116,423

Total Net Futures Contracts				$2,562,878

See accompanying notes to the financial statements.

2

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliates, at cost	$941,041,609

Investments in affiliates, at value	$1,135,733,908
Segregated cash for collateral for futures contracts	82,060,158
Interest and dividends receivable	7,676
Receivable for affiliated investments sold	679,542
Prepaid expenses	2,372

Total Assets	1,218,483,656

Liabilities:
Cash overdraft	679,527
Payable for capital shares redeemed	282,107
Payable for variation margin on futures contracts	105,701
Manager fees payable	100,412
Administration fees payable	7,416
Custodian fees payable	1,700
Administrative and compliance services fees payable	2,238
Transfer agent fees payable	883
Trustee fees payable	13,607
Other accrued liabilities	40,361

Total Liabilities	1,233,952

Net Assets	$1,217,249,704

Net Assets Consist of:
Paid in capital	$1,022,888,527
Total distributable earnings	194,361,177

Net Assets	$1,217,249,704

Shares of beneficial interest (unlimited number of shares authorized, no par value)	92,673,955
Net Asset Value (offering and redemption price per share)	$13.13

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Interest	$201,561
Dividends from non-affiliates	217

Total Investment Income	201,778

Expenses:
Manager fees	619,006
Administration fees	33,423
Custodian fees	4,714
Administrative and compliance services fees	10,952
Transfer agent fees	2,724
Trustee fees	34,659
Professional fees	28,911
Shareholder reports	22,876
Other expenses	7,746

Total expenses	765,011

Net Investment Income/(Loss)	(563,233)

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on affiliated underlying funds	3,660,780
Net realized gains/(losses) on futures contracts	(61,603,099)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(11,182,165)
Change in net unrealized appreciation/depreciation on futures contracts	1,735,377

Net realized and Change in net unrealized gains/losses on investments	(67,389,107)

Change in Net Assets Resulting From Operations	$(67,952,340)

See accompanying notes to the financial statements.

3

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$(563,233)	$23,300,169
Net realized gains/(losses) on investments	(57,942,319)	34,511,793
Change in unrealized appreciation/depreciation on investments	(9,446,788)	175,442,088

Change in net assets resulting from operations	(67,952,340)	233,254,050

Distributions to Shareholders:
Distributions	—	(57,822,009)

Change in net assets resulting from distributions to shareholders	—	(57,822,009)

Capital Transactions:
Proceeds from shares issued	20,991,728	82,071,615
Proceeds from dividends reinvested	—	57,822,009
Value of shares redeemed	(61,451,129)	(73,039,258)

Change in net assets resulting from capital transactions	(40,459,401)	66,854,366

Change in net assets	(108,411,741)	242,286,407
Net Assets:
Beginning of period	1,325,661,445	1,083,375,038

End of period	$1,217,249,704	$1,325,661,445

Share Transactions:
Shares issued	1,610,356	6,205,768
Dividends reinvested	—	4,441,014
Shares redeemed	(4,654,361)	(5,493,356)

Change in shares	(3,044,005)	5,153,426

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$13.85		$11.96	$12.71	$11.47	$10.88		$10.45

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.25 (a)	0.16	0.11	0.03		0.04
Net Realized and Unrealized Gains/(Losses) on Investments	(0.71)		2.27	(0.34)	1.50	0.79		0.39

Total from Investment Activities	(0.72)		2.52	(0.18)	1.61	0.82		0.43

Distributions to Shareholders From:
Net Investment Income	—		(0.25)	(0.13)	(0.15)	(0.17)		—
Net Realized Gains	—		(0.38)	(0.44)	(0.22)	(0.06)		— (b)

Total Dividends	—		(0.63)	(0.57)	(0.37)	(0.23)		— (b)

Net Asset Value, End of Period	$13.13		$13.85	$11.96	$12.71	$11.47		$10.88

Total Return(c)	(5.20	)%(d)	21.39%	(1.67)%	14.21%	7.62%		4.15%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,217,250		$1,325,661	$1,083,375	$1,096,093	$899,716		$664,399
Net Investment Income/(Loss)(e)	(0.09)%		1.90%	1.27%	1.03%	0.61%		0.49%
Expenses Before Reductions*(e)(f)	0.12%		0.12%	0.12%	0.12%	0.12%		0.13%
Expenses Net of Reductions*(e)	0.12%		0.12%	0.12%	0.12%	0.12%		0.13%
Portfolio Turnover Rate	3	%(d)	5%	5%	3%	52	%(g)	1%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

5

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2020, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2020, the monthly average notional amount for long contracts was $48.7 million, the monthly average notional amount for short contracts was $248.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$2,446,455	Payable for variation margin on futures contracts	$—

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	116,423	Payable for variation margin on futures contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(63,445,084)	$1,401,411

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	1,841,985	333,966

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

7

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2020, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2020 is as follows:

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$230,857,319	$1,666,835	$(43,895,857)	$2,056,773	$9,934,224	$200,619,294	16,901,373	$—	$—
AZL S&P 500 Index Fund, Class 2	363,698,015	19,313,954	(36,115,451)	2,135,223	(13,571,134)	335,460,607	19,071,098	—	—
AZL T. Rowe Price Capital Appreciation Fund	666,813,781	9,284,960	(68,368,263)	(531,216)	(7,545,255)	599,654,007	30,610,210	—	—

	$1,261,369,115	$30,265,749	$(148,379,571)	$3,660,780	$(11,182,165)	$1,135,733,908	66,582,681	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $7,062 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$1,135,733,908	$—	$—	$1,135,733,908

Total Investment Securities	1,135,733,908	—	—	1,135,733,908

Other Financial Instruments:*
Futures Contracts	2,562,878	—	—	2,562,878

Total Investments	$1,138,296,786	$—	$—	$1,138,296,786

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$30,265,749	$148,379,571

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $1,056,717,862. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$204,651,253
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$204,651,253

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$25,425,285	$32,396,724	$57,822,009

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

9

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$42,542,527	$34,317,535	$—	$204,651,253	$281,511,315

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. As of June 30, 2020, the Fund had a controlling interest in excess of 50% in the AZL T. Rowe Price Capital Appreciation Fund, which is affiliated with the Manager. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

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The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

Item 2.	Code of Ethics.

Not applicable __ only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable __ only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date August 31, 2020

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date August 31, 2020